Pension and Severance Plans (Expected Future Benefit Payments) (Detail) ¥ in Millions	Mar. 31, 2017 JPY (¥)
Japanese plans
Defined Benefit Plan Disclosure [Line Items]
2018	¥ 36,638
2019	38,561
2020	40,772
2021	41,646
2022	43,001
2023 - 2027	232,773
Foreign plans
Defined Benefit Plan Disclosure [Line Items]
2018	13,346
2019	13,205
2020	13,980
2021	15,138
2022	15,713
2023 - 2027	¥ 90,199